Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA  02199

Brian D. McCabe
T +1 617 951 7801
March 20, 2013	F +1 617 235 0425
brian.mccabe@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549-1090

Re:  Schroder Series Trust (File No. 33-65632)

Ladies and Gentlemen:

On behalf of Schroder Series Trust (the “Trust”), we are filing today a registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganizations of the STW Long Duration Investment-Grade Bond Fund and STW Broad Tax-Aware Value Bond Fund series of The Advisors’ Inner Circle Trust II (File No. 33-50718) into the Schroder Long Duration Investment-Grade Bond Fund and Schroder Broad Tax-Aware Value Bond Fund series, respectively, of the Trust by electronic submission via EDGAR.

The Registration Statement is proposed to become effective on April 18, 2013 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at (617) 951-7801.

Regards,

/s/ BRIAN D. MCCABE

Brian D. McCabe